THE

STARBURST

GOVERNMENT
MONEY MARKET
FUND

A PORTFOLIO OF
THE STARBURST FUNDS

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
APRIL 30, 1997

[BIRD LOGO] FEDERATED INVESTORS

Federated Securities Corp., Distributor

Cusip 855245304
Cusip 855245403
0060102 (6/97)


PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

As part of our commitment to provide you with the highest possible level of service, we are pleased to announce the following changes to our family of mutual funds.

NEW NAME--The Starburst Funds have been renamed the Expedition Funds. Though the name has changed, the funds' portfolios will continue to be managed by the experienced professionals of Compass Bank's Asset Management Division.

NEW FUND ADMINISTRATOR--The Board has appointed SEI Fund Resources as the new fund administrator. SEI brings a great deal of experience and ability to help develop distribution strategies to broaden the investor base and investment options of the Expedition Funds.

NEW EQUITY FUND--The Expedition Equity Fund is a new fund which will soon be available for investors. This fund's primary objective is to provide long-term growth of capital through investment in the stock market. Its secondary objective is to provide income. Investments will include both large and mid-capitalization stocks using a blended style of management.

EXPEDITION BOND FUND--Formerly called the Starburst Government Income Fund and now called the Expedition Bond Fund, this fund's shareholders may enjoy greater opportunities to increase their income potential because the fund is now able to purchase a wider variety of securities, including corporate bonds. The average maturity of the fund is expected to range between 3 to 5 years.

MONEY MARKET FUND--Shareholders may see an increase in their monthly dividend as a result of a reduction in the expenses of the fund.

Please read the remainder of this semi-annual report of the Expedition Funds for more information.

We are excited about the enhancements we are able to offer you with the Expedition Funds. And as always, we appreciate the opportunity to serve your investment needs and look forward to helping you plan for your financial expedition. Please contact us at 1-800-992-2085 should you have any questions.

Cordially,

Jan Koenig, CFA
Chief Investment Officer
Compass Asset Management


THE STARBURST GOVERNMENT MONEY MARKET FUND
INVESTMENT REVIEW
--------------------------------------------------------------------------------

During the six-month period ended April 30, 1997, the yield on the three-month treasury bill increased 8 basis points while the yield on the one-year treasury bill increased 46 basis points. Thus the money market yield curve steepened 38 basis points. The Federal Reserve increased the Fed Funds rate target to 5.50% from 5.25% as a preemptive measure to control the risk of higher inflation. Tight labor markets, increased consumer confidence and lower exchange rates may increase the pressure on the Federal Reserve to take further action later this year.

Because of conflicting economic data and uncertainty regarding Federal Reserve monetary policy, Fund average maturity was targeted at 30 to 45 days throughout most of the period. Fund assets were heavily concentrated in overnight repurchase agreements while the remainder of the Fund was invested in Treasury securities.


THE STARBURST GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
UNITED STATES TREASURY BILLS--17.9%
------------------------------------------------------------------------------------------------
$  25,000,000  5/15/1997                                                                          $   24,953,917
               ---------------------------------------------------------------------------------  --------------
UNITED STATES TREASURY NOTES--18.7%
------------------------------------------------------------------------------------------------
   26,000,000  5.625%-7.375%, 5/15/1997-11/15/1997                                                    26,113,158
               ---------------------------------------------------------------------------------  --------------
UNITED STATES TREASURY RECEIPT STRIP--2.1%
------------------------------------------------------------------------------------------------
    3,000,000  5.538%, 5/15/1997                                                                       2,993,805
               ---------------------------------------------------------------------------------  --------------
(A) REPURCHASE AGREEMENTS--61.3%
------------------------------------------------------------------------------------------------
    7,000,000  BA Securities, Inc., 5.20%, dated 4/30/1997, due 5/1/1997                               7,000,000
               ---------------------------------------------------------------------------------
    7,000,000  Barclays de Zoete Wedd Securities, Inc., 5.30%, dated 4/30/1997,
               due 5/1/1997                                                                            7,000,000
               ---------------------------------------------------------------------------------
   35,000,000  First Chicago Capital Markets, Inc., 5.33%, dated 4/30/1997,
               due 5/1/1997                                                                           35,000,000
               ---------------------------------------------------------------------------------
    7,000,000  Harris Government Securities, Inc., 5.05%, dated 4/30/1997,
               due 5/1/1997                                                                            7,000,000
               ---------------------------------------------------------------------------------
   29,587,000  Merrill Lynch, Pierce, Fenner and Smith, Inc., 5.40%, dated
               4/30/1997, due 5/1/1997                                                                29,587,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL REPURCHASE AGREEMENTS                                                            85,587,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (AT AMORTIZED COST) (B)                                          $  139,647,880
               ---------------------------------------------------------------------------------  --------------

(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($139,630,460) at
      April 30, 1997.

The following acronyms are used throughout this portfolio:

STRIP--Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)


THE STARBURST GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
----------------------------------------------------------------------------------
Investments in repurchase agreements                                                $  85,587,000
----------------------------------------------------------------------------------
Investments in securities                                                              54,060,880
----------------------------------------------------------------------------------  -------------
Total investments in securities, at amortized cost and value                                       $  139,647,880
-------------------------------------------------------------------------------------------------
Cash                                                                                                          252
-------------------------------------------------------------------------------------------------
Income receivable                                                                                         591,215
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     140,239,347
-------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------
Income distribution payable                                                               548,768
----------------------------------------------------------------------------------
Accrued expenses                                                                           60,119
----------------------------------------------------------------------------------  -------------
     Total liabilities                                                                                    608,887
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 139,630,460 shares outstanding                                                      $  139,630,460
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
TRUST SHARES:
-------------------------------------------------------------------------------------------------
$135,044,686 / 135,044,686 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------
INVESTMENT SHARES:
-------------------------------------------------------------------------------------------------
$4,585,774 / 4,585,774 shares outstanding                                                                   $1.00
-------------------------------------------------------------------------------------------------  --------------

(See Notes which are an integral part of the Financial Statements)


THE STARBURST GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  4,329,667
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Investment advisory fee                                                                   $  331,202
----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    117,911
----------------------------------------------------------------------------------------
Custodian fees                                                                                20,312
----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      31,160
----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      2,673
----------------------------------------------------------------------------------------
Auditing fees                                                                                 15,994
----------------------------------------------------------------------------------------
Legal fees                                                                                     2,348
----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     34,703
----------------------------------------------------------------------------------------
Distribution services fee--Investment Shares                                                   5,726
----------------------------------------------------------------------------------------
Share registration costs                                                                      11,969
----------------------------------------------------------------------------------------
Printing and postage                                                                          15,795
----------------------------------------------------------------------------------------
Insurance premiums                                                                               316
----------------------------------------------------------------------------------------
Miscellaneous                                                                                 21,369
----------------------------------------------------------------------------------------  ----------
     Total expenses                                                                          611,478
----------------------------------------------------------------------------------------
Waiver--
----------------------------------------------------------------------------------------
  Waiver of distribution services fee--Investment Shares                                      (2,290)
----------------------------------------------------------------------------------------  ----------
          Net expenses                                                                                     609,188
----------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                  $  3,720,479
----------------------------------------------------------------------------------------------------  ------------

(See Notes which are an integral part of the Financial Statements)


THE STARBURST GOVERNMENT MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS
                                                                                ENDED
                                                                             (UNAUDITED)          YEAR ENDED
                                                                            APRIL 30, 1997     OCTOBER 31, 1996
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------
Net investment income                                                       $    3,720,479     $      6,121,311
-------------------------------------------------------------------------  ----------------  --------------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------------------------
  Trust Shares                                                                  (3,621,474)          (5,859,297)
-------------------------------------------------------------------------
  Investment Shares                                                                (99,005)            (262,014)
-------------------------------------------------------------------------  ----------------  --------------------
     Change in net assets resulting from
     distributions to shareholders                                              (3,720,479)          (6,121,311)
-------------------------------------------------------------------------  ----------------  --------------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------
Proceeds from sale of shares                                                   260,069,126          565,780,699
-------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                              73,040              270,304
-------------------------------------------------------------------------
Cost of shares redeemed                                                       (260,408,942)        (552,511,233)
-------------------------------------------------------------------------  ----------------  --------------------
     Change in net assets resulting from share transactions                       (266,776)          13,539,770
-------------------------------------------------------------------------  ----------------  --------------------
          Change in net assets                                                    (266,776)          13,539,770
-------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------
Beginning of period                                                            139,897,236          126,357,466
-------------------------------------------------------------------------  ----------------  --------------------
End of period                                                               $  139,630,460     $    139,897,236
-------------------------------------------------------------------------  ----------------  --------------------

(See Notes which are an integral part of the Financial Statements)


THE STARBURST GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--TRUST SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS
                                              ENDED
                                           (UNAUDITED)
                                            APRIL 30,                         YEAR ENDED OCTOBER 31,
                                              1997         1996       1995       1994       1993       1992       1991
NET ASSET VALUE, BEGINNING OF PERIOD        $    1.00    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------
 Net investment income                           0.02         0.05       0.05       0.03       0.03       0.04       0.06
----------------------------------------
LESS DISTRIBUTIONS
----------------------------------------
 Distributions from net investment
 income                                         (0.02)       (0.05)     (0.05)     (0.03)     (0.03)     (0.04)     (0.06)
----------------------------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD              $    1.00    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
----------------------------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (B)                                 2.25%        4.74%      5.29%      3.18%      2.65%      3.72%      6.05%
----------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------
 Expenses                                        0.73%*       0.74%      0.69%      0.68%      0.67%      0.65%      0.64%
----------------------------------------
 Net investment income                           4.50%*       4.63%      5.15%      3.09%      2.63%      3.64%      5.76%
----------------------------------------
 Expense waiver/reimbursement (c)              --           --         --         --         --           0.01%      0.05%
----------------------------------------
SUPPLEMENTAL DATA
----------------------------------------
 Net assets, end of period (000 omitted)     $135,045     $134,947   $121,074   $150,507   $175,601   $221,785   $174,158
----------------------------------------

                                            1990(A)
NET ASSET VALUE, BEGINNING OF PERIOD       $    1.00
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------
 Net investment income                          0.05
----------------------------------------
LESS DISTRIBUTIONS
----------------------------------------
 Distributions from net investment
 income                                        (0.05)
----------------------------------------       -----
NET ASSET VALUE, END OF PERIOD             $    1.00
----------------------------------------       -----
TOTAL RETURN (B)                                5.74%
----------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------
 Expenses                                       0.62%*
----------------------------------------
 Net investment income                          7.61%*
----------------------------------------
 Expense waiver/reimbursement (c)               0.10 %*
----------------------------------------
SUPPLEMENTAL DATA
----------------------------------------
 Net assets, end of period (000 omitted)     $82,346
----------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from February 5, 1990 (date of initial public investment) to October 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE STARBURST GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--INVESTMENT SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    SIX MONTHS
                                                       ENDED
                                                    (UNAUDITED)
                                                     APRIL 30,                          YEAR ENDED OCTOBER 31,
                                                       1997         1996       1995       1994       1993       1992       1991(A)
NET ASSET VALUE, BEGINNING OF PERIOD                 $    1.00    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $   1.00
-------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------
 Net investment income                                    0.02         0.04       0.05       0.03       0.02       0.04       0.03
-------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------
 Distributions from net investment income                (0.02)       (0.04)     (0.05)     (0.03)     (0.02)     (0.04)     (0.03)
-------------------------------------------------        -----    ---------  ---------  ---------  ---------  ---------      -----
NET ASSET VALUE, END OF PERIOD                       $    1.00    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $   1.00
-------------------------------------------------        -----    ---------  ---------  ---------  ---------  ---------      -----
TOTAL RETURN (B)                                          2.17%        4.58%      5.14%      3.03%      2.50%      3.61%      2.74%
-------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------
 Expenses                                                 0.88%*       0.89%      0.84%      0.83%      0.82%      0.76%      0.64%*
-------------------------------------------------
 Net investment income                                    4.32%*       4.48%      5.00%      2.92%      2.48%      3.64%      5.04%*
-------------------------------------------------
 Expense waiver/reimbursement (c)                         0.10%*       0.10%      0.10%      0.19%      0.20%      0.16%      0.05%*
-------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------
 Net assets, end of period (000 omitted)                $4,586       $4,950     $5,284     $5,759     $5,671     $7,874     $8,947
-------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from April 29, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE STARBURST GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Expedition Funds formerly The Starburst Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. As of April 30, 1997 the Trust consists of three portfolios. Effective June 9, 1997 the Trust registered a fourth portfolio, the Expedition Equity Fund. The financial statements included herein are only those of The Starburst Government Money Market Fund (the "Fund"). The financial statements of the other portfolios which were operational at April 30, 1997 are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Trust Shares and Investment Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal


THE STARBURST GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
     Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1997, capital paid-in aggregated $139,630,460. Transactions in shares were as follows:

                                                                              SIX MONTHS
                                                                                ENDED
                                                                            APRIL 30, 1997        YEAR ENDED
                              TRUST SHARES                                   (UNAUDITED)       OCTOBER 31, 1996
Shares sold                                                                    246,868,995          514,024,508
-------------------------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                                                   2                    2
-------------------------------------------------------------------------
Shares redeemed                                                               (246,771,485)        (500,151,199)
-------------------------------------------------------------------------  ----------------  --------------------
     Net change resulting from Trust Share transactions                             97,512           13,873,311
-------------------------------------------------------------------------  ----------------  --------------------


THE STARBURST GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                              SIX MONTHS
                                                                                ENDED
                                                                            APRIL 30, 1997        YEAR ENDED
                            INVESTMENT SHARES                                (UNAUDITED)       OCTOBER 31, 1996
Shares sold                                                                     13,200,131           51,756,191
-------------------------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                                              73,038              270,302
-------------------------------------------------------------------------
Shares redeemed                                                                (13,637,457)         (52,360,034)
-------------------------------------------------------------------------  ----------------  --------------------
     Net change resulting from Investment Share
     transactions                                                                 (364,288)            (333,541)
-------------------------------------------------------------------------  ----------------  --------------------
       Net change resulting from share transactions                               (266,776)          13,539,770
-------------------------------------------------------------------------  ----------------  --------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Compass Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets.

     ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. Effective June 9, 1997, SEI Fund Resources (SFR) serves as administrator to each Fund under an Administration Agreement. SFR is entitled to receive an annual fee based upon each Fund's average net assets, paid monthly, for services performed under the Administration Agreement.

     DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Investment Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Investment Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC"), served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type, and number of accounts and transactions made by shareholders. Effective June 9, 1997 State Street Bank and Trust Company serves as the transfer agent and Boston Financial Data Services, Inc. serves as dividend disbursing agent for the Funds.


THE STARBURST GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

     PORTFOLIO ACCOUNTING FEES--FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     CUSTODIAN FEES--Compass Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) SUBSEQUENT EVENT

The Starburst Government Money Market Fund will discontinue operations and liquidate all remaining shareholders as of June 19, 1997.

SHARES OF THE STARBURST GOVERNMENT MONEY MARKET FUND ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN SHARES OF THE STARBURST GOVERNMENT MONEY MARKET FUND INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. ALTHOUGH THE STARBURST GOVERNMENT MONEY MARKET FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.